CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 40,097,545	$ 86,011,952
Short-term investments	20,631,910	30,199,200
Accounts receivable	1,993,962	1,487,298
Amount due from related party	356,090
Other receivables	6,921,738	9,662,105
Advances to suppliers and prepaid expenses	2,138,815	1,410,510
Merchandise inventories	31,286,353	35,809,524
Deferred tax assets-current portion	323,911	1,672,078
Total current assets	103,750,324	166,252,667
Property and equipment, net	43,236,593	8,696,636
Prepaid land use right	6,234,620
Intangible assets, net	1,450,220	1,283,370
Deferred tax assets-long term portion		1,271,691
Other non-current assets	833,427	439,798
TOTAL ASSETS	155,505,184	177,944,162
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Mecox Lane Limited of 1,633,946 and 4,886,576 as of December 31, 2010 and 2011, respectively)	23,867,229	24,117,767
Advances from customers (including advances from customers of the consolidated VIEs without recourse to Mecox Lane Limited of 2,966,255 and 1,790,998 as of December 31, 2010 and 2011, respectively)	4,723,687	5,839,069
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Mecox Lane Limited of 8,529 and nil as of December 31, 2010 and 2011, respectively)		8,529
Accrued expenses (including accrued expenses of the consolidated VIEs without recourse to Mecox Lane Limited of 3,743,696 and 5,378,698 as of December 31, 2010 and 2011, respectively)	8,725,738	6,553,143
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Mecox Lane Limited of 3,305,520 and 4,142,652 as of December 31, 2010 and 2011, respectively)	5,694,457	4,311,094
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Mecox Lane Limited of 126,898 and 107,032 as of December 31, 2010 and 2011, respectively)	1,793,016	1,429,415
Total current liabilities	44,804,127	42,259,017
Commitments and contingencies (Note 16)
Mezzanine equity:
Redeemable noncontrolling interests		38,855
Equity:
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,257 and 405,192,227 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	40,519	40,519
Additional paid-in capital	163,806,117	159,437,097
Accumulated deficit	(59,447,134)	(26,223,473)
Accumulated other comprehensive income	6,201,555	2,292,147
Total Mecox Lane Limited equity	110,601,057	135,546,290
Noncontrolling interests	100,000	100,000
Total equity	110,701,057	135,646,290
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	$ 155,505,184	$ 177,944,162